EQUIPMENT FINANCING - Disclosure of changes for equipment financing liability and interest expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Long Term Equipment Financing Liability [Abstract]
Beginning balance	$ 394,960	$ 597,537
Principal payments	(216,898)	(202,577)
Ending balance	178,062	394,960
Current equipment financing liability	135,664	216,898
Long-term equipment financing liability	42,398	178,062
Total equipment financing liability	$ 178,062	$ 394,960